Cover	Jan. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2025
Entity File Number	001-41273
Entity Registrant Name	BYNORDIC ACQUISITION CORPORATION
Entity Central Index Key	0001801417
Entity Tax Identification Number	85-4529780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Pir 29
Entity Address, Address Line Two	Einar Hansens Esplanad 29
Entity Address, City or Town	Malmö
Entity Address, Country	SE
Entity Address, Postal Zip Code	211 13
City Area Code	+46
Local Phone Number	707 29 41
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	BYNOU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BYNO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	BYNOW
Security Exchange Name	NASDAQ